SEGMENT INFORMATION (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Reportable Segments | segment	2
Impairment loss of investments in affiliates	$ 0	$ 357	$ 0
Impairment charges for long-lived assets	5,938	60,330	6,084
Project assets impairment	16,239	1,674	17,152
CSI Solar Segment
Impairment loss of investments in affiliates	0	357	0
Impairment charges for long-lived assets	5,938	60,330	6,084
Recurrent Energy Segment
Project assets impairment	$ 16,239	$ 1,674	$ 17,152